Other Financial Liabilities - Principal Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Annual principal payments
2026	$ 44,167
2027	44,167
2028	44,167
2029	67,918
2030 and thereafter	78,305
Total long-term other financial liabilities	$ 278,724